Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI EM ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.3%
Globant SA(a)	168	$36,602

Brazil — 3.3%
Atacadao SA	3,300	14,183
B2W Cia. Digital(a)	1,473	16,887
B3 SA - Brasil, Bolsa, Balcao	27,900	93,898
Banco Bradesco SA	6,270	27,502
Banco do Brasil SA	2,700	17,350
Banco Santander Brasil SA	2,100	16,609
CCR SA	2,676	7,076
Energisa SA	300	2,675
Klabin SA(a)	3,300	16,678
Localiza Rent a Car SA	2,700	32,457
Lojas Renner SA	4,200	37,715
Natura & Co. Holding SA(a)	4,500	44,510
Notre Dame Intermedica Participacoes SA	2,400	40,704
Rumo SA(a)	3,843	15,242
Telefonica Brasil SA	2,100	17,810
TIM SA	2,700	6,305
TOTVS SA	3,000	19,842
Via Varejo SA(a)	5,472	13,628
WEG SA	3,159	20,700
		461,771
Chile — 0.4%
Banco de Credito e Inversiones SA	207	9,886
Banco Santander Chile	385,499	21,257
Cencosud Shopping SA	2,856	5,440
Falabella SA	3,549	16,030
		52,613
China — 29.1%
360 Security Technology Inc., Class A(a)	2,000	3,853
3SBio Inc.(a)(b)	7,500	9,079
AAC Technologies Holdings Inc.	3,000	18,259
Agricultural Bank of China Ltd., Class A	13,200	6,769
Agricultural Bank of China Ltd., Class H	126,000	51,126
Air China Ltd., Class H(a)	6,000	4,819
Alibaba Health Information Technology Ltd.(a)	12,000	29,807
A-Living Smart City Services Co. Ltd.(b)	2,250	10,860
Bank of Communications Co. Ltd., Class A	8,400	6,474
Bank of Communications Co. Ltd., Class H	36,000	24,265
Bank of Hangzhou Co. Ltd., Class A	2,100	5,455
Bank of Shanghai Co. Ltd., Class A	1,500	2,007
Baozun Inc., ADR(a)	444	15,402
Beijing Enterprises Water Group Ltd.	18,000	7,328
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	900	8,879
Beijing Shiji Information Technology Co. Ltd., Class A	300	1,737
BYD Co. Ltd., Class A	1,200	33,742
BYD Co. Ltd., Class H	2,000	46,562
China Bohai Bank Co. Ltd., Class H(b)	10,500	4,478
China CITIC Bank Corp. Ltd., Class H	39,000	21,317
China Construction Bank Corp., Class A	1,200	1,308
China Construction Bank Corp., Class H	429,000	352,360
China Education Group Holdings Ltd.	3,000	7,752
China Everbright Bank Co. Ltd., Class A	11,700	7,049
China Everbright Bank Co. Ltd., Class H	12,000	5,089
China Everbright Environment Group Ltd.	24,000	14,437
China Feihe Ltd.(b)	18,000	50,432
Security	Shares	Value

China (continued)
China Galaxy Securities Co. Ltd., Class A	1,500	$2,637
China Galaxy Securities Co. Ltd., Class H	16,500	10,352
China International Capital Corp. Ltd., Class A(a)	900	8,785
China International Capital Corp. Ltd., Class H(b)	7,200	21,256
China Jushi Co. Ltd., Class A	1,371	3,519
China Lesso Group Holdings Ltd.	6,000	15,798
China Medical System Holdings Ltd.	6,000	15,395
China Merchants Bank Co. Ltd., Class A	5,700	52,200
China Merchants Bank Co. Ltd., Class H	18,000	166,653
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,800	5,107
China Minsheng Banking Corp. Ltd., Class A	6,900	5,123
China Minsheng Banking Corp. Ltd., Class H	27,000	14,470
China Molybdenum Co. Ltd., Class A	6,600	6,042
China Molybdenum Co. Ltd., Class H	18,000	12,408
China National Medicines Corp. Ltd., Class A	300	1,720
China Vanke Co. Ltd., Class A	3,300	13,857
China Zheshang Bank Co. Ltd., Class A	5,700	3,603
Contemporary Amperex Technology Co. Ltd., Class A	600	40,968
Country Garden Services Holdings Co. Ltd.	6,000	62,275
CSPC Pharmaceutical Group Ltd.	42,000	65,977
Eve Energy Co. Ltd., Class A	900	15,745
Everbright Securities Co. Ltd., Class A	644	1,701
Founder Securities Co. Ltd., Class A(a)	2,700	4,312
Geely Automobile Holdings Ltd.	16,000	40,680
Genscript Biotech Corp.(a)	6,000	23,541
Greentown Service Group Co. Ltd.	6,000	9,538
Guangzhou Automobile Group Co. Ltd., Class H	36,000	30,625
Guolian Securities Co. Ltd., Class A(a)	900	2,215
Haitong Securities Co. Ltd., Class A	2,700	4,971
Haitong Securities Co. Ltd., Class H	12,000	11,454
Hangzhou Robam Appliances Co. Ltd., Class A	300	2,081
HengTen Networks Group Ltd.(a)	12,000	11,763
Hopson Development Holdings Ltd.	4,200	20,664
Huatai Securities Co. Ltd., Class A	3,300	8,917
Huatai Securities Co. Ltd., Class H(b)	12,000	18,596
Hundsun Technologies Inc., Class A	400	5,918
Industrial Bank Co. Ltd., Class A	5,700	20,721
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,700	17,222
Jafron Biomedical Co. Ltd., Class A	300	4,079
Jinxin Fertility Group Ltd.(b)	6,000	17,286
Joyoung Co. Ltd., Class A	300	1,515
Kingboard Laminates Holdings Ltd.	4,500	9,605
Kingdee International Software Group Co. Ltd.	6,000	24,382
Kingsoft Cloud Holdings Ltd., ADR(a)	408	15,936
Kingsoft Corp. Ltd.	6,000	40,481
Lee & Man Paper Manufacturing Ltd.	6,000	5,236
Lenovo Group Ltd.	36,000	43,180
Li Auto Inc., ADR(a)	3,033	70,669
Meituan, Class B(a)(b)	15,600	606,153
Microport Scientific Corp.	3,000	25,099
Ming Yuan Cloud Group Holdings Ltd.(a)	3,000	15,679
NetEase Inc., ADR	1,601	188,806
NIO Inc., ADR(a)(c)	5,159	199,241
Orient Securities Co. Ltd., Class A	2,800	4,677
Ovctek China Inc., Class A	420	6,688
Pharmaron Beijing Co. Ltd., Class H(b)	900	21,544
Ping An Insurance Group Co. of China Ltd., Class A	2,700	30,512
Ping An Insurance Group Co. of China Ltd., Class H	26,500	288,099
Postal Savings Bank of China Co. Ltd., Class A	4,500	3,965

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Postal Savings Bank of China Co. Ltd., Class H(b)	45,000	$32,431
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	12,000	26,494
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	900	9,821
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,000	24,967
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,200	9,495
Shanghai Pudong Development Bank Co. Ltd., Class A	6,300	10,176
Shenzhen Inovance Technology Co. Ltd., Class A	300	4,658
Shenzhen Investment Ltd.	12,000	4,263
Shenzhou International Group Holdings Ltd.	3,600	92,678
Sinotrans Ltd., Class A	3,600	2,605
Suning.com Co. Ltd., Class A	5,400	5,780
Sunny Optical Technology Group Co. Ltd.	2,000	50,941
TCL Technology Group Corp., Class A	5,200	6,615
Tongcheng-Elong Holdings Ltd.(a)	4,800	12,971
TravelSky Technology Ltd., Class H	6,000	12,990
Unisplendour Corp. Ltd., Class A	1,200	3,808
Vinda International Holdings Ltd.	3,000	9,526
Vipshop Holdings Ltd., ADR(a)	1,313	30,370
Weifu High-Technology Group Co. Ltd., Class A	900	3,407
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	300	1,143
WuXi AppTec Co. Ltd., Class A	800	21,058
WuXi AppTec Co. Ltd., Class H(b)	1,440	30,808
Wuxi Biologics Cayman Inc., New(a)(b)	15,000	234,609
Xiamen Intretech Inc., Class A	510	3,440
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	900	1,733
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	7,200	12,273
Xinyi Solar Holdings Ltd.	4,000	7,176
XPeng Inc., ADR(a)	459	14,748
Yadea Group Holdings Ltd.(b)	12,000	26,738
Yum China Holdings Inc.	1,809	122,361
Yunnan Baiyao Group Co. Ltd., Class A	400	7,906
Yutong Bus Co. Ltd., Class A	900	1,881
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,000	3,388
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	10,800	13,024
		4,008,568
Colombia — 0.2%
Bancolombia SA	1,125	8,192
Grupo de Inversiones Suramericana SA	1,143	6,171
Interconexion Electrica SA ESP	1,959	10,577
		24,940
Cyprus — 0.2%
TCS Group Holding PLC, GDR(d)	414	31,133

Czech Republic — 0.2%
Komercni Banka AS(a).	414	15,242
Moneta Money Bank AS(a)(b)	2,541	9,526
		24,768
Egypt — 0.2%
Commercial International Bank Egypt SAE	6,267	21,408

Greece — 0.2%
Eurobank Ergasias Services and Holdings SA, Class A(a)	4,191	3,913
Hellenic Telecommunications Organization SA	1,134	20,438
		24,351
Hungary — 0.5%
OTP Bank Nyrt(a)	1,044	57,033
Security	Shares	Value

Hungary (continued)
Richter Gedeon Nyrt	540	$15,299
		72,332
India — 11.4%
Adani Green Energy Ltd.(a)	1,773	31,034
Asian Paints Ltd.	1,719	70,569
Axis Bank Ltd.(a)	9,724	100,316
Bajaj Auto Ltd.(a)	297	17,149
Bajaj Finance Ltd.(a)	1,215	94,324
Bandhan Bank Ltd.(a)(b)	2,764	11,697
Bharti Airtel Ltd.	10,525	77,772
Biocon Ltd.(a)	1,845	9,886
Colgate-Palmolive India Ltd.	627	14,896
Dabur India Ltd.	2,199	16,443
Eicher Motors Ltd.(a)	633	23,266
Havells India Ltd.	915	13,013
HCL Technologies Ltd.	4,989	65,073
HDFC Life Insurance Co. Ltd.(a)(b)	3,468	31,813
Hero MotoCorp Ltd.	497	20,579
Hindustan Unilever Ltd.	3,681	118,839
ICICI Lombard General Insurance Co. Ltd.(b)	999	20,319
Info Edge India Ltd.(a)	331	19,907
Infosys Ltd.	15,336	294,749
Kotak Mahindra Bank Ltd.(a)	1,387	34,543
Mahindra & Mahindra Ltd.	3,681	41,042
Marico Ltd.	2,103	13,813
Nestle India Ltd.	147	35,747
Piramal Enterprises Ltd.	465	11,620
Shriram Transport Finance Co. Ltd.	855	16,785
Siemens Ltd.	252	7,263
State Bank of India(a)	7,788	45,580
Tata Consultancy Services Ltd.	4,233	184,640
Tech Mahindra Ltd.	2,589	36,584
Titan Co. Ltd.	1,632	35,838
Trent Ltd.	804	9,496
Wipro Ltd.	5,328	39,615
		1,564,210
Indonesia — 2.0%
Bank Central Asia Tbk PT	38,700	86,300
Bank Mandiri Persero Tbk PT	84,900	35,607
Bank Negara Indonesia Persero Tbk PT	49,500	18,707
Bank Rakyat Indonesia Persero Tbk PT	162,100	48,345
Kalbe Farma Tbk PT	229,600	23,294
Telkom Indonesia Persero Tbk PT	280,500	67,656
Tower Bersama Infrastructure Tbk PT	9,000	1,632
		281,541
Kuwait — 0.5%
Kuwait Finance House KSCP	21,209	52,503
National Bank of Kuwait SAKP	4,941	13,649
		66,152
Malaysia — 2.0%
AMMB Holdings Bhd	8,800	6,066
Axiata Group Bhd	15,600	13,950
CIMB Group Holdings Bhd	27,300	28,267
DiGi.Com Bhd	13,500	13,903
Fraser & Neave Holdings Bhd	600	3,861
HAP Seng Consolidated Bhd	3,200	6,282
Hartalega Holdings Bhd	4,800	10,440
IHH Healthcare Bhd	10,800	13,840
Kuala Lumpur Kepong Bhd	1,800	9,667

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Malayan Banking Bhd	19,200	$37,977
Maxis Bhd	10,800	12,144
Nestle Malaysia Bhd	300	9,904
PPB Group Bhd	2,400	10,753
Public Bank Bhd	67,200	68,441
RHB Bank Bhd	8,400	10,771
Sime Darby Bhd	16,000	8,864
Supermax Corp. Bhd	1,040	1,037
Telekom Malaysia Bhd	5,700	8,478
		274,645
Mexico — 1.0%
Arca Continental SAB de CV	2,100	11,821
Coca-Cola Femsa SAB de CV	2,100	10,491
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	900	16,313
Grupo Financiero Banorte SAB de CV, Class O	12,300	85,176
Kimberly-Clark de Mexico SAB de CV, Class A	6,600	11,962
		135,763
Pakistan — 0.0%
Habib Bank Ltd.	3,348	2,933
MCB Bank Ltd.	2,013	2,163
		5,096
Peru — 0.3%
Credicorp Ltd.	300	41,241

Philippines — 0.5%
Bank of the Philippine Islands	6,210	10,913
BDO Unibank Inc.	8,940	19,392
Globe Telecom Inc.	150	5,668
SM Prime Holdings Inc.	42,600	32,065
		68,038
Poland — 1.0%
Bank Polska Kasa Opieki SA(a)	948	24,738
CD Projekt SA	158	7,239
LPP SA(a)	6	18,278
Orange Polska SA(a)	2,815	5,097
Powszechna Kasa Oszczednosci Bank Polski SA(a)	4,302	47,570
Powszechny Zaklad Ubezpieczen SA(a)	2,593	26,129
Santander Bank Polska SA(a)	210	15,223
		144,274
Qatar — 0.8%
Commercial Bank PSQC (The)	8,061	11,658
Ooredoo QPSC	4,604	8,625
Qatar National Bank QPSC	18,858	90,232
		110,515
Russia — 0.8%
Moscow Exchange MICEX-RTS PJSC	6,420	14,734
Novolipetsk Steel PJSC	5,760	20,563
PhosAgro PJSC, GDR(d)	567	11,601
Polymetal International PLC	1,512	35,855
Polyus PJSC	150	32,471
		115,224
Saudi Arabia — 1.4%
Almarai Co. JSC	1,284	18,885
Bank AlBilad	1,936	19,533
Dr Sulaiman Al Habib Medical Services Group Co.	231	10,165
Saudi Basic Industries Corp.	4,104	136,381
Savola Group (The)	165	1,798
		186,762
Security	Shares	Value

South Africa — 8.4%
Absa Group Ltd.(a)	3,276	$34,039
Anglo American Platinum Ltd.	177	23,338
Bid Corp. Ltd.(a)	1,458	30,726
Bidvest Group Ltd. (The)	1,203	16,954
Capitec Bank Holdings Ltd.	324	39,187
Clicks Group Ltd.	1,140	21,301
Discovery Ltd.(a)	1,221	12,456
FirstRand Ltd.	21,540	87,573
Gold Fields Ltd.	3,882	48,953
Growthpoint Properties Ltd.	12,930	13,557
Impala Platinum Holdings Ltd.	3,102	56,379
Kumba Iron Ore Ltd.	318	14,755
Mr. Price Group Ltd.	1,548	26,206
MTN Group Ltd.(a)	7,635	55,080
MultiChoice Group	2,034	20,343
Naspers Ltd., Class N	1,887	417,887
Nedbank Group Ltd.	1,749	20,654
NEPI Rockcastle PLC	1,962	13,692
Old Mutual Ltd.	11,261	11,682
Remgro Ltd.	2,259	19,621
Sanlam Ltd.	7,824	33,759
Shoprite Holdings Ltd.	2,265	25,411
SPAR Group Ltd. (The)	876	12,148
Standard Bank Group Ltd.	5,844	57,508
Vodacom Group Ltd.	2,757	26,173
Woolworths Holdings Ltd.(a)	4,272	17,292
		1,156,674
South Korea — 10.4%
Amorepacific Corp.	141	36,244
AMOREPACIFIC Group	120	8,341
CJ CheilJedang Corp.	39	17,077
CJ Corp.	84	8,619
Coway Co. Ltd.	213	15,894
DB Insurance Co. Ltd.	219	9,951
GS Engineering & Construction Corp.	303	12,146
Hana Financial Group Inc.	1,356	56,570
Hanon Systems	903	13,699
HYBE Co. Ltd.(a)	15	3,562
Kakao Corp.	1,305	143,841
LG Corp.	385	34,849
LG Display Co. Ltd.(a)	988	21,297
LG Electronics Inc.	477	65,010
LG Household & Health Care Ltd.	45	62,856
LG Innotek Co. Ltd.	64	11,738
LX Holdings Corp.(a)	186	1,826
Mirae Asset Securities Co. Ltd.	1,365	12,103
NAVER Corp.	531	172,510
NCSoft Corp.	75	58,388
Samsung Electro-Mechanics Co. Ltd.	249	38,070
Samsung Fire & Marine Insurance Co. Ltd.	102	19,323
Samsung Life Insurance Co. Ltd.	450	33,768
Samsung SDI Co. Ltd.	249	137,334
Samsung Securities Co. Ltd.	138	5,865
Shinhan Financial Group Co. Ltd.	1,932	73,651
SK Biopharmaceuticals Co. Ltd.(a)	84	8,543
SK Hynix Inc.	2,343	266,903
SK Telecom Co. Ltd.	175	49,918
Woori Financial Group Inc.	2,307	23,040

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Yuhan Corp.	225	$13,233
		1,436,169
Taiwan — 18.1%
Accton Technology Corp.	3,000	33,296
Acer Inc.	12,000	13,775
Advantech Co. Ltd.	3,000	35,672
ASE Technology Holding Co. Ltd.	15,000	60,161
Asustek Computer Inc.	3,000	42,668
AU Optronics Corp.(a)	36,000	33,285
Catcher Technology Co. Ltd.	3,000	19,860
Cathay Financial Holding Co. Ltd.	36,000	72,464
Chailease Holding Co. Ltd.	6,000	45,100
Cheng Shin Rubber Industry Co. Ltd.	3,000	5,043
China Development Financial Holding Corp.	57,000	25,549
China Life Insurance Co. Ltd.	10,000	8,918
China Steel Corp.	51,000	67,897
Chunghwa Telecom Co. Ltd.	16,000	65,549
Compal Electronics Inc.	18,000	15,209
CTBC Financial Holding Co. Ltd.	78,000	64,752
Delta Electronics Inc.	9,000	95,889
E.Sun Financial Holding Co. Ltd.	51,000	46,940
Evergreen Marine Corp. Taiwan Ltd.(a)	12,000	42,594
Far Eastern New Century Corp.	15,000	17,099
Far EasTone Telecommunications Co. Ltd.	6,000	13,940
First Financial Holding Co. Ltd.	45,000	35,716
Fubon Financial Holding Co. Ltd.	30,000	78,152
Hua Nan Financial Holdings Co. Ltd.	36,000	23,687
Innolux Corp.	39,000	34,139
Inventec Corp.	12,000	11,165
Lite-On Technology Corp.	9,000	21,479
MediaTek Inc.	6,000	214,616
Mega Financial Holding Co. Ltd.	48,000	57,271
Micro-Star International Co. Ltd.	3,000	17,833
President Chain Store Corp.	3,000	28,620
Quanta Computer Inc.	12,000	38,816
Shanghai Commercial & Savings Bank Ltd. (The)	15,000	24,558
SinoPac Financial Holdings Co. Ltd.	45,000	21,971
Taishin Financial Holding Co. Ltd.	42,000	22,403
Taiwan Business Bank	24,000	8,318
Taiwan Cooperative Financial Holding Co. Ltd.	42,000	31,721
Taiwan Mobile Co. Ltd.	6,000	21,737
Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	708,975
Unimicron Technology Corp.	6,000	24,260
United Microelectronics Corp.	51,000	96,945
Vanguard International Semiconductor Corp.	3,000	12,746
Win Semiconductors Corp.	3,000	35,193
Yageo Corp.	3,000	54,458
Yuanta Financial Holding Co. Ltd.	42,000	38,749
		2,489,188
Thailand — 2.9%
Advanced Info Service PCL, NVDR	5,700	30,720
Airports of Thailand PCL, NVDR	21,900	44,119
Asset World Corp. PCL, NVDR(a)	48,300	7,374
Bangkok Bank PCL, Foreign	3,200	11,829
Bangkok Dusit Medical Services PCL, NVDR	43,200	29,821
BTS Group Holdings PCL, NVDR	44,000	12,879
Bumrungrad Hospital PCL, NVDR	2,100	8,860
Central Pattana PCL, NVDR	10,500	17,041
CP ALL PCL, NVDR	11,500	22,339
Security	Shares	Value

Thailand (continued)
Delta Electronics Thailand PCL, NVDR	1,200	$22,340
Energy Absolute PCL, NVDR	7,200	13,870
Home Product Center PCL, NVDR	25,700	11,420
Indorama Ventures PCL, NVDR	8,700	12,712
Intouch Holdings PCL, NVDR	10,800	22,192
Kasikornbank PCL, NVDR	2,700	10,277
Krungthai Card PCL, NVDR	3,900	9,102
Land & Houses PCL, NVDR	46,800	12,053
Minor International PCL, NVDR(a)	15,900	16,277
Siam Cement PCL (The), NVDR	3,300	46,248
Siam Commercial Bank PCL (The), NVDR	4,500	14,748
Thai Union Group PCL, NVDR	19,200	10,930
True Corp. PCL, NVDR	71,100	7,181
		394,332
Turkey — 0.1%
Turkcell Iletisim Hizmetleri AS	4,725	8,738
Turkiye Garanti Bankasi AS	10,629	9,914
		18,652
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	13,137	24,343
Abu Dhabi Islamic Bank PJSC	4,665	7,052
Emirates NBD Bank PJSC	11,616	43,641
Emirates Telecommunications Group Co. PJSC	7,311	43,112
First Abu Dhabi Bank PJSC	16,575	76,096
		194,244
Total Common Stocks — 97.6%
(Cost: $10,827,991)	.	13,441,206

Preferred Stocks

Brazil — 2.0%
Banco Bradesco SA, Preference Shares, NVS	22,440	114,015
Itau Unibanco Holding SA, Preference Shares, NVS	21,600	122,429
Itausa SA, Preference Shares, NVS	19,500	40,634
		277,078
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	637	28,531

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	1,950	14,514

South Korea — 0.0%
LG Household & Health Care Ltd., Preference Shares, NVS	2	1,291

Total Preferred Stocks — 2.3%
(Cost: $235,952)	.	321,414

Warrants

Thailand — 0.0%
Minor International PCL (Expires 02/15/24)(a)	497	67
Minor International PCL (Expires 05/05/23)(a)	548	85
		152
Total Warrants — 0.0%
(Cost: $0)	.	152

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	202,882	$203,003

Total Short-Term Investments — 1.5%
(Cost: $203,003)		203,003

Total Investments in Securities — 101.4%
(Cost: $11,266,946)		13,965,775

Other Assets, Less Liabilities — (1.4)%		(191,216)

Net Assets — 100.0%		$13,774,559

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/06/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$203,003	(b)	$—	$—	$—	$203,003	202,882	$269	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(d)	—		0	(b)	—	—	—	—	—	10		—
						$—	$—	$203,003		$279		$—

(a)	The Fund commenced operations on October 06, 2020.
(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,026,692	$11,414,514	$—	$13,441,206
Preferred Stocks	320,123	1,291	—	321,414
Warrants	152	—	—	152
Money Market Funds	203,003	—	—	203,003
	$2,549,970	$11,415,805	$—	$13,965,775

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
NVDR.	Non-Voting Depositary Receipt